OTHER INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE), NET	OTHER INCOME (EXPENSE), NET Other income (expense), net consists of the following for the years ended December 31:

(in thousands)	2021	2020

Interest income	$4	$114
Other, net	860	261

Total	$864	$375